UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: May 31
Date of reporting period: February 28, 2006

SALOMON BROTHERS GLOBAL HIGH
INCOME FUND INC.

     FORM N-Q
FEBRUARY 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

CORPORATE BONDS & NOTES — 31.9%
Aerospace & Defense — 0.4%
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$1,152,875
650,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	646,750
	Sequa Corp.:
225,000	Senior Notes, 9.000% due 8/1/09	243,562
1,250,000	Senior Notes, Series B, 8.875% due 4/1/08	1,315,625

	Total Aerospace & Defense	3,358,812

Airlines — 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
228,607	Series 1998-I, Class C, 6.541% due 9/15/08	215,089
214,931	Series 974C, 6.800% due 7/2/07	202,391

	Total Airlines	417,480

Auto Component — 0.2%
750,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750%
	due 11/1/13	658,125
75,000	Tenneco Automotive Inc., Senior Subordinated Notes, 8.625% due 11/15/14	75,000
892,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	972,280

	Total Auto Components	1,705,405

Automobiles — 1.2%
	Ford Motor Co.:
	Debentures:
200,000	6.625% due 10/1/28	135,000
275,000	8.900% due 1/15/32	213,125
7,550,000	Notes, 7.450% due 7/16/31	5,398,250
550,000	Senior Notes, 4.950% due 1/15/08	506,894
	General Motors Corp., Senior Debentures:
300,000	8.250% due 7/15/23	207,750
4,175,000	8.375% due 7/15/33	2,964,250

	Total Automobiles	9,425,269

Beverages — 0.1%
1,075,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due
	1/15/12	1,131,438

Building Products— 0.1%
450,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	451,125

Capital Markets — 0.1%
715,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due
	6/15/14	803,481

Chemicals — 1.6%
750,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	819,375
1,375,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	1,443,750
1,200,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	1,182,000
	Huntsman International LLC, Senior Subordinated Notes:
762,000	10.125% due 7/1/09	784,860
350,000	7.875% due 1/1/15 (b)	357,000
175,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	202,125
1,425,000	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	1,482,000
100,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	103,250
1,125,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	1,184,063
990,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	957,825
1,125,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	1,130,625
600,000	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (b)	579,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Chemicals (continued)
750,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500%
	due 11/15/10	$806,250
1,235,000	Rhodia SA, Senior Subordinated Notes, 8.875% due 6/1/11	1,287,487

	Total Chemicals	12,319,610

Commercial Services & Supplies — 0.7%
225,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due
	7/15/11	212,625
	Allied Waste North America Inc.:
400,000	Senior Notes, 7.250% due 3/15/15	408,000
1,083,000	Senior Secured Debenture Notes, Series B, 9.250% due 9/1/12	1,180,470
900,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	888,750
	Cenveo Corp.:
425,000	Senior Notes, 9.625% due 3/15/12	459,000
725,000	Senior Subordinated Notes, 7.875% due 12/1/13	721,375
600,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due
	3/15/13	598,500
1,225,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500%
	due 2/15/13	1,274,000

	Total Commercial Services & Supplies	5,742,720

Communications Equipment — 0.3%
3,000,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,546,250

Computers & Peripherals — 0.0%
325,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	347,344

Containers & Packaging — 1.1%
1,050,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	1,147,125
	Graphic Packaging International Corp.:
500,000	Senior Notes, 8.500% due 8/15/11	505,000
625,000	Senior Subordinated Notes, 9.500% due 8/15/13	596,875
332,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	326,190
1,250,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,315,625
1,575,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08	1,602,562
	Pliant Corp.:
360,178	Senior Secured Notes, 11.625% due 6/15/09 (c)(d)	394,395
100,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (d)	92,500
225,000	Senior Subordinated Notes, 13.000% due 6/1/10 (d)	56,250
575,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	439,875
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
650,000	9.750% due 2/1/11	668,688
1,000,000	8.375% due 7/1/12	985,000
600,000	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	354,000

	Total Containers & Packaging	8,484,085

Diversified Consumer Services — 0.0%
375,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (b)	393,750

Diversified Financial Services — 2.8%
	Alamosa Delaware Inc.:
679,000	Senior Discount Notes, step bond to yield 11.437% due 7/31/09	738,413
487,000	Senior Notes, 11.000% due 7/31/10	545,440
675,000	Basell AF SCA, Senior Notes, 8.375% due 8/15/15 (b)	681,750
550,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	550,000
	Ford Motor Credit Co., Notes:
2,800,000	6.625% due 6/16/08	2,608,133
50,000	7.875% due 6/15/10	46,284

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†		SECURITY(a)	VALUE

Diversified Financial Services (continued)
5,375,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	$4,921,242
487,000		Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated
		Notes, 8.750% due 3/15/12	525,351
300,000		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured
		Notes, 9.000% due 7/15/14	310,125
800,000		Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due
		12/15/13	770,000
9,262,196		Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-
		1, 7.651% due 6/15/15 (b)	9,520,741
1,475,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to
		yield 9.882% due 10/1/15	1,098,875

		Total Diversified Financial Services	22,316,354

Diversified Telecommunication Services — 1.3%
900,000		AT&T Corp., Senior Notes, 9.750% due 11/15/31	1,129,559
1,000,000		Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	1,058,750
300,000		Intelsat Bermuda Ltd., Senior Notes, 9.609% due 1/15/12 (b)(e)	307,500
1,200,000		NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	1,230,000
315,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	333,900
		Qwest Communications International Inc., Senior Notes:
590,000		7.500% due 2/15/14	609,175
1,520,000		Series B, 7.500% due 2/15/14	1,569,400
		Qwest Corp.:
260,000		7.500% due 6/15/23	265,200
2,155,000		Debentures, 6.875% due 9/15/33	2,079,575
8,000,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	776,709
900,000		Zeus Special, Senior Discount Notes, step bond to yield 9.363% due 2/1/15 (b)	621,000

		Total Diversified Telecommunication Services	9,980,768

Electric Utilities — 0.7%
		Edison Mission Energy, Senior Notes:
1,525,000		10.000% due 8/15/08	1,669,875
175,000		9.875% due 4/15/11	202,563
1,400,000		Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	1,340,500
		Reliant Energy Inc., Senior Secured Notes:
25,000		9.250% due 7/15/10	25,531
2,025,000		9.500% due 7/15/13	2,075,625

		Total Electric Utilities	5,314,094

Electronic Equipment & Instruments — 0.2%
550,000		Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	540,375
1,375,000		Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	1,204,844

		Total Electronic Equipment & Instruments	1,745,219

Energy Equipment & Services — 0.2%
969,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (b)	1,012,605
775,000		Targa Resources Inc., Senior Notes, 8.500% due 11/1/13 (b)	825,375

		Total Energy Equipment & Services	1,837,980

Food & Staples Retailing — 0.2%
375,000		Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	360,000
900,000		Rite Aid Corp., Senior Secured Notes, 7.500% due 1/15/15	871,875

		Total Food & Staples Retailing	1,231,875

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Food Products — 0.6%
582,261	Ahold Lease USA Inc. , Pass-Through Certificates, Series 2001 A-1, 7.820%
	due 1/2/20	$623,383
575,000	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	587,937
675,000	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15 (b)	717,187
	Dole Food Co. Inc., Senior Notes:
575,000	7.250% due 6/15/10	556,313
432,000	8.875% due 3/15/11	437,940
600,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due
	12/1/13	591,000
250,000	Swift & Co., Senior Notes, 10.125% due 10/1/09	257,813
1,129,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	1,196,740

	Total Food Products	4,968,313

Health Care Providers & Services — 1.7%
1,100,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,166,000
775,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	771,125
1,300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,332,500
750,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	795,938
1,075,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	1,136,813
	HCA Inc.:
2,025,000	Debentures, 7.050% due 12/1/27	1,946,768
	Notes:
400,000	6.375% due 1/15/15	401,372
75,000	7.690% due 6/15/25	77,914
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	1,708,500
125,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	70,000
775,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	829,250
667,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	752,876
	Tenet Healthcare Corp., Senior Notes:
125,000	7.375% due 2/1/13	115,313
1,050,000	9.875% due 7/1/14	1,073,625
1,275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,292,531

	Total Health Care Providers & Services	13,470,525

Hotels, Restaurants & Leisure — 3.4%
1,100,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due
	3/1/10	1,133,000
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	676,688
	Caesars Entertainment Inc.:
1,825,000	Senior Notes, 7.000% due 4/15/13	1,933,901
650,000	Senior Subordinated Notes, 8.875% due 9/15/08	702,813
575,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	589,375
1,600,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.686% due 3/15/14	1,200,000
875,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	918,750
1,175,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	1,166,187
825,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	829,125
950,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	1,031,571
850,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	902,063
1,150,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,155,750
1,000,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	997,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Hotels, Restaurants & Leisure (continued)
975,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	$950,625
	MGM MIRAGE Inc.:
	Senior Notes:
1,600,000	6.750% due 9/1/12	1,634,000
675,000	5.875% due 2/27/14	653,906
400,000	6.625% due 7/15/15	403,500
87,000	Senior Subordinated Notes, 9.375% due 2/15/10	95,918
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14	698,625
625,000	6.875% due 2/15/15	635,156
1,150,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	1,161,500
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
450,000	8.250% due 3/15/12	470,250
675,000	8.750% due 10/1/13	725,625
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,173,000
	Six Flags Inc., Senior Notes:
250,000	9.750% due 4/15/13	256,875
475,000	9.625% due 6/1/14	484,500
1,225,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	1,350,562
1,125,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	1,150,312
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,090,000

	Total Hotels, Restaurants & Leisure	27,171,077

Household Durables — 0.5%
77,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	75,075
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,133,000
1,400,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000%
	due 11/1/11	1,454,250
525,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	551,250
1,061,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes,
	10.250% due 8/15/10	1,140,575

	Total Household Durables	4,354,150

Household Products — 0.0%
132,317	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	114,785

Independent Power Producers & Energy Traders — 1.4%
	AES Corp., Senior Notes:
525,000	9.375% due 9/15/10	578,813
950,000	7.750% due 3/1/14	1,008,187
1,700,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)(d)	1,589,500
625,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (d)	684,375
	Dynegy Holdings Inc., Second Priority Senior Secured Notes:
3,000,000	11.100% due 7/15/08 (b)(e)	3,157,500
350,000	10.125% due 7/15/13 (b)	395,500
900,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (b)	928,125
	NRG Energy Inc., Senior Notes:
450,000	7.250% due 2/1/14	462,375
2,075,000	7.375% due 2/1/16	2,142,437

	Total Independent Power Producers & Energy Traders	10,946,812

Industrial Conglomerates — 0.2%
1,500,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	1,627,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

IT Services — 0.3%
	Iron Mountain Inc., Senior Subordinated Notes:
375,000	8.250% due 7/1/11	$380,775
750,000	8.625% due 4/1/13	785,625
1,225,000	7.750% due 1/15/15	1,246,437

	Total IT Services	2,412,837

Machinery — 0.3%
550,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	592,625
275,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	302,500
925,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.446% due
	4/15/14	753,875
91,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	94,185
525,000	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	423,937

	Total Machinery	2,167,122

Media — 4.1%
850,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	859,562
675,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (b)	671,625
3,487,678	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	3,592,308
	CCH I Holdings LLC:
739,000	10.000% due 5/15/14 (b)	387,975
594,000	Senior Secured Notes, 11.000% due 10/1/15 (b)	502,673
2,500,000	Senior Unsubordinated Notes, step bond to yield 25.145% due 5/15/14 (b)	1,312,500
1,650,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375%
	due 4/30/14 (b)	1,670,625
400,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due
	11/15/13 (b)	414,000
	CSC Holdings Inc.:
425,000	Debentures, Series B, 8.125% due 8/15/09	440,406
150,000	Senior Debentures, 7.625% due 7/15/18	146,813
	Senior Notes:
575,000	7.250% due 4/15/12 (b)	559,188
	Series B:
550,000	8.125% due 7/15/09	569,938
250,000	7.625% due 4/1/11	253,125
1,050,000	Dex Media Inc., Discount Notes, step bond to yield 8.015% due 11/15/13	887,250
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes,
	Series B, 9.875% due 8/15/13	1,520,787
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
1,365,000	8.375% due 3/15/13	1,470,787
525,000	6.375% due 6/15/15	525,656
	EchoStar DBS Corp., Senior Notes:
1,775,000	6.625% due 10/1/14	1,735,062
825,000	7.125% due 2/1/16 (b)	820,875
1,300,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 20.129%
	due 10/15/13	1,085,500
475,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B,
	10.000% due 7/1/08	406,719
1,175,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,194,094
1,000,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	1,085,000
500,000	Mediacom Broadband LLC, Senior Notes, 8.500% due 10/15/15	482,500
525,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes,
	11.000% due 7/15/13	564,375
275,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	276,375

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Media (continued)
	R.H. Donnelley Corp.:
	Senior Discount Notes:
200,000	Series A-1, 6.875% due 1/15/13 (b)	$189,000
325,000	Series A-2, 6.875% due 1/15/13 (b)	307,125
550,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	576,813
1,000,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,130,000
1,850,000	Radio One Inc., Senior Subordinated Notes, 6.375% due 2/15/13	1,785,250
1,100,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	1,193,500
1,075,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,103,219
1,100,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	1,144,000
225,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	223,875
1,200,000	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14	1,014,000

	Total Media	32,102,500

Metals & Mining — 0.5%
750,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	828,750
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	1,062,897
525,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	576,187
1,250,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (b)	1,218,750

	Total Metals & Mining	3,686,584

Multiline Retail — 0.1%
625,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	609,375
400,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due
	10/15/15 (b)	423,000

	Total Multiline Retail	1,032,375

Office Electronics — 0.1%
800,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	832,000

Oil, Gas & Consumable Fuels — 3.2%
	Chesapeake Energy Corp., Senior Notes:
1,350,000	6.375% due 6/15/15	1,356,750
1,200,000	6.625% due 1/15/16	1,224,000
50,000	6.875% due 11/15/20 (b)	51,625
812,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	881,020
	El Paso Corp.:
	Medium-Term Notes:
2,050,000	7.375% due 12/15/12	2,137,125
1,400,000	7.750% due 1/15/32	1,494,500
125,000	Notes, 7.875% due 6/15/12	133,125
600,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	615,000
800,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	848,000
600,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	580,500
1,225,000	Kerr-McGee Corp., Secured Notes, 6.875% due 9/15/11	1,299,116
	Massey Energy Co., Senior Notes:
625,000	6.625% due 11/15/10	642,188
250,000	6.875% due 12/15/13 (b)	250,625
	Pemex Project Funding Master Trust:
5,000,000	8.625% due 12/1/23	6,212,500
800,000	Guaranteed Bonds, 9.500% due 9/15/27	1,094,000
3,000,000	Petronas Capital Ltd., 7.875% due 5/22/22 (b)	3,721,353
275,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	297,000
	Williams Cos. Inc.:
950,000	Notes, 8.750% due 3/15/32	1,154,250

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Oil, Gas & Consumable Fuels (continued)
1,000,000	Senior Notes, 7.625% due 7/15/19	$1,105,000

	Total Oil, Gas & Consumable Fuels	25,097,677

Paper & Forest Products — 0.7%
	Abitibi-Consolidated Inc.:
660,000	Debentures, 8.850% due 8/1/30	583,275
425,000	Notes, 7.750% due 6/15/11	403,219
340,000	Senior Notes, 8.375% due 4/1/15	323,000
	Appleton Papers Inc.:
375,000	Senior Notes, 8.125% due 6/15/11	377,812
375,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	362,813
1,375,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due
	10/15/14	1,313,125
500,000	Bowater Inc., Debentures, 9.500% due 10/15/12	522,500
1,500,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	1,473,750

	Total Paper & Forest Products	5,359,494

Personal Products — 0.3%
1,225,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	1,015,219
1,050,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	1,105,125

	Total Personal Products	2,120,344

Real Estate — 0.6%
1,200,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	1,332,000
2,275,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,360,312
1,000,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance
	Corp., Senior Notes, 10.500% due 6/15/09	1,068,750

	Total Real Estate	4,761,062

Semiconductors & Semiconductor Equipment — 0.3%
	Amkor Technology Inc.:
	Senior Notes:
1,475,000	9.250% due 2/15/08	1,504,500
91,000	7.750% due 5/15/13	86,678
400,000	Senior Subordinated Notes, 10.500% due 5/1/09	400,000

	Total Semiconductors & Semiconductor Equipment	1,991,178

Specialty Retail — 0.7%
2,000,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	2,090,000
425,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	417,563
400,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	358,000
1,400,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	1,405,250
990,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	1,082,812
350,000	Toys "R" Us Inc., Senior Notes, 7.375% due 10/15/18	266,000

	Total Specialty Retail	5,619,625

Textiles, Apparel & Luxury Goods — 0.5%
125,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B,
	9.750% due 2/15/10	118,750
	Levi Strauss & Co., Senior Notes:
300,000	9.280% due 4/1/12 (e)	311,250
225,000	12.250% due 12/15/12	258,187
1,100,000	9.750% due 1/15/15	1,177,000
550,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15	533,500
350,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	337,750

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Textiles, Apparel & Luxury Goods (continued)

1,375,000	Simmons Co., Senior Discount Notes, step bond to yield 12.505% due 12/15/14	$831,875

	Total Textiles, Apparel & Luxury Goods	3,568,312

Wireless Telecommunication Services — 1.1%
	Centennial Communications Corp., Senior Notes:
625,000	10.250% due 1/1/13 (b)(e)	648,437
375,000	10.125% due 6/15/13	412,500
100,000	Dobson Cellular Systems Inc., Senior Secured Notes, 8.375% due 11/1/11	106,500
3,700,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	3,915,962
1,125,000	Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	1,226,250
	SBA Communications Corp.:
179,000	Senior Discount Notes, step bond to yield 7.299% due 12/15/11	170,498
585,000	Senior Notes, 8.500% due 12/1/12	646,425
700,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	773,500
700,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	794,500

	Total Wireless Telecommunication Services	8,694,572

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $251,231,882)	251,651,903

ASSET-BACKED SECURITIES — 0.6%
Credit Card — 0.0%
33,359	First Consumers Master Trust, Series 2001-A, Class A, 4.880% due 9/15/08 (e)	33,338

Home Equity — 0.6%
80,371	AQ Finance NIM Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	80,049
96,693	Bear Stearns Asset-Backed Securities Inc. NIM Trust, Series 2004-HE5N,
	Class A2, 5.000% due 7/25/34 (b)	96,624
98,284	Bear Stearns Asset-Backed Securities NIM Trust, Series 2004-HE6N, Class
	A1, 5.250% due 8/25/34 (b)	98,068
240,524	Countrywide Asset-Backed Certificates, Series 2004-05N, Class N1, 5.500%
	due 10/25/35 (b)	240,172
230,607	Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (b)	230,219
350,883	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due
	11/25/34 (b)	249,127
	Sail NIM Notes:
15,210	Series 2003-6A, Class A, 7.000% due 7/27/33 (b)	15,211
49,343	Series 2003-7A, Class A, 7.000% due 7/27/33 (b)	48,928
202,041	Series 2004-008A, Class A, 5.000% due 9/27/34 (b)	201,532
472,050	Series 2004-AA, Class A, 4.500% due 10/27/34 (b)	470,220
1,130,590	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	923,550
350,922	Series 2004-BN2A, Class B, 7.000% due 12/27/34 (b)	321,971
505,368	Series 2005-1A, Class B, 7.500% due 2/27/35 (b)	480,889
149,510	Sharp SP I LLC, NIM Trust, Series 2004-HS1N, 5.920% due 2/25/34 (b)	148,080
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2,
	6.431% due 10/25/33 (e)	1,508,887

	Total Home Equity	5,113,527

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $5,445,619)	5,146,865

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
	Federal National Mortgage Association (FNMA) STRIP:
10,509,856	Series 329, Class 2, IO, 5.500% due 1/1/33	2,364,634

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†		SECURITY(a)	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
12,844,908		Series 338, Class 2, IO, 5.500% due 7/1/33	$2,872,236

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $6,401,797)	5,236,870

MORTGAGE-BACKED SECURITIES(f)(g) — 31.8%
FHLMC — 11.1%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
70,000,000		5.000% due 3/1/36	67,834,340
10,000,000		5.500% due 3/1/36	9,915,620
10,000,000		6.000% due 3/1/36	10,096,880

		TOTAL FHLMC	87,846,840

FNMA — 20.7%
		Federal National Mortgage Association (FNMA):
90,000,000		5.000% due 3/1/36	87,440,580
20,000,000		5.500% due 3/1/36	19,818,760
55,000,000		6.000% due 3/1/36	55,515,625

		TOTAL FNMA	162,774,965

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $254,087,503)	250,621,805

SOVEREIGN BONDS — 14.8%
Argentina — 0.7%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (d)	414,519
1,100,000	EUR	10.250% due 1/26/07 (d)	442,586
1,729,117	EUR	8.000% due 2/26/08 (d)	677,674
2,275,000		4.889% due 8/3/12 (e)	2,122,910
1,550,000	DEM	11.750% due 11/13/26 (d)	296,425
2,628,948	ARS	Discount Bonds, 5.830% due 12/31/33 (e)	1,061,515
		GDP-Linked Securities:
1,385,000		0.000% due 12/15/35 (e)	106,991
1,075,000	EUR	0.000% due 12/15/35 (e)	98,039
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (d)	208,471
1,385,000		Par Bonds, step bond to yield 9.183% due 12/31/38	558,848

		Total Argentina	5,987,978

Brazil — 3.2%
		Federative Republic of Brazil:
		Collective Action Securities:
1,810,000		8.000% due 1/15/18	2,029,915
2,565,000		8.750% due 2/4/25	3,116,475
		DCB, Series L:
13,692,308		5.250% due 4/15/12 (e)	13,695,731
191,179		Registered, 5.250% due 4/15/12 (e)	191,227
6,057,692		FLIRB, Series L, 5.188% due 4/15/09 (e)	6,061,478

		Total Brazil	25,094,826

Bulgaria — 0.2%
1,630,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	1,956,000

Chile — 0.2%
1,430,000		Republic of Chile, 5.500% due 1/15/13	1,459,712

China — 0.1%
655,000		People's Republic of China, 4.750% due 10/29/13	641,537

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Colombia — 0.8%
	Republic of Colombia:
1,150,000	8.125% due 5/21/24	$1,347,225
2,555,000	10.375% due 1/28/33	3,730,300
1,125,000	Medium-Term Notes, 11.750% due 2/25/20	1,684,125

	Total Colombia	6,761,650

Ecuador — 0.2%
1,785,000	Republic of Ecuador, step bond to yield 8.812% due 8/15/30 (b)	1,770,720

El Salvador — 0.3%
	Republic of El Salvador:
1,720,000	7.750% due 1/24/23 (b)	1,950,050
330,000	8.250% due 4/10/32 (b)	387,750

	Total El Salvador	2,337,800

Mexico — 2.2%
	United Mexican States:
300,000	11.375% due 9/15/16	441,450
	Medium-Term Notes, Series A:
8,640,000	6.375% due 1/16/13	9,115,200
6,275,000	8.000% due 9/24/22	7,781,000

	Total Mexico	17,337,650

Panama — 0.5%
	Republic of Panama:
1,275,000	9.375% due 4/1/29	1,673,438
2,556,176	IRB, 5.563% due 7/17/14 (e)	2,556,176

	Total Panama	4,229,614

Peru — 1.0%
	Republic of Peru:
810,000	9.125% due 2/21/12	938,385
425,000	9.875% due 2/6/15	529,125
80,000	8.750% due 11/21/33	97,200
4,287,500	FLIRB, 5.000% due 3/7/17 (e)	4,180,312
	Global Bonds:
305,000	8.375% due 5/3/16	353,800
1,565,000	7.350% due 7/21/25	1,654,988

	Total Peru	7,753,810

Philippines — 0.8%
	Republic of the Philippines:
1,475,000	9.000% due 2/15/13	1,661,145
650,000	8.250% due 1/15/14	705,250
400,000	8.000% due 1/15/16	429,980
1,725,000	9.375% due 1/18/17	2,011,695
1,100,000	Senior Notes, 9.500% due 2/2/30	1,318,625

	Total Philippines	6,126,695

Poland — 0.2%
1,420,000	Republic of Poland, 5.250% due 1/15/14	1,429,763

Russia — 1.7%
	Russian Federation:
1,400,000	8.250% due 3/31/10 (b)	1,481,375
1,150,000	11.000% due 7/24/18 (b)	1,702,000
4,525,000	12.750% due 6/24/28 (b)	8,382,562

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Russia (continued)
1,400,000	Step bond to yield 2.794% due 3/31/30 (b)	$1,582,000

	Total Russia	13,147,937

South Africa — 0.3%
	Republic of South Africa:
1,350,000	9.125% due 5/19/09	1,505,250
525,000	6.500% due 6/2/14	567,656

	Total South Africa	2,072,906

Turkey — 1.2%
	Republic of Turkey:
475,000	11.750% due 6/15/10	581,875
1,100,000	11.000% due 1/14/13	1,412,125
1,475,000	7.250% due 3/15/15	1,580,094
2,250,000	7.000% due 6/5/20	2,337,187
1,095,000	11.875% due 1/15/30	1,738,312
1,525,000	Collective Action Securities, Notes, 7.375% due 2/5/25	1,629,844

	Total Turkey	9,279,437

Ukraine — 0.2%
1,310,000	Republic of Ukraine, 7.650% due 6/11/13 (b)	1,414,800

Uruguay — 0.3%
2,075,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	2,209,875

Venezuela — 0.7%
	Bolivarian Republic of Venezuela:
3,245,000	5.375% due 8/7/10 (b)	3,176,044
1,475,000	7.650% due 4/21/25	1,609,594
875,000	Collective Action Securities, 10.750% due 9/19/13	1,106,437

	Total Venezuela	5,892,075

	TOTAL SOVEREIGN BONDS
	(Cost — $105,370,927)	116,904,785

SHARES

COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Household Durables — 0.1%
2,085,181	Home Interiors of Gifts Inc. (h)(i)*	562,999

MATERIALS — 0.0%
Chemicals — 0.0%
30,303	Applied Extrusion Technologies Inc., Class A Shares *	265,151

	TOTAL COMMON STOCKS
	(Cost — $1,798,746)	828,150

WARRANT

WARRANTS — 0.1%
2,675	Bolivarian Republic of Venezuela, Expires 4/15/20*	85,600
450	Mueller Holdings Inc., Expires 4/15/14(h)*	5
	United Mexican States:
27,000	Series XW5, Expires 11/9/06*	95,850
21,250	Series XW10, Expires 10/10/06*	98,812
20,000	Series XW20, Expires 9/1/06*	160,000

	TOTAL WARRANTS
	(Cost — $284,800)	440,267

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $624,621,274)	$630,830,645

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE
AMOUNT	SECURITY(a)	VALUE

SHORT-TERM INVESTMENTS — 20.0%
Repurchase Agreements — 20.0%
$52,438,000	Interest in $314,378,000 joint tri-party repurchase agreement dated 2/28/06
	with Banc of America Securities LLC, 4.560% due 3/1/06; Proceeds at
	maturity - $52,444,642; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 8.430% due 3/17/06 to 4/30/26; Market
	value - $53,486,809)	$52,438,000
35,000,000	Interest in $460,617,000 joint tri-party repurchase agreement dated 2/28/06
	with Morgan Stanley, 4.560% due 3/1/06; Proceeds at maturity -
	$35,004,433; (Fully collateralized by various U.S. government agency
	obligations, 0.000% to 6.375% due 8/1/11 to 10/15/28; Market value -
	$35,744,086)	35,000,000
35,000,000	Interest in $597,866,000 joint tri-party repurchase agreement dated 2/28/06
	with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.550% due 3/1/06;
	Proceeds at maturity - $35,004,424; (Fully collateralized by various U.S.
	Treasury Bills, 0.000% due 4/13/06 to 7/20/06; Market value -
	$35,700,225)	35,000,000
35,000,000	Interest in $598,216,000 joint tri-party repurchase agreement dated 2/28/06
	with Deutsche Bank Securities Inc., 4.560% due 3/1/06; Proceeds at
	maturity - $35,004,433; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 6.875% due 4/21/06 to 12/11/20; Market
	value - $35,700,033)	35,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $157,438,000)	157,438,000

	TOTAL INVESTMENTS — 100.0% (Cost — $782,059,274#)	$788,268,645

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All securities are segregated as collateral pursuant to a revolving credit facility, mortgage dollar rolls and/or futures contracts.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principle.
(d)	Security is currently in default.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
(f)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).
(g)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2 ).
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(i)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
DCB - Debt Conversion Bond
DEM - German Mark
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
IO - Interest Only
IRB - Interest Reduction Bond
MXN - Mexican Peso
NIM - Net Interest Margin

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,336,632
Gross unrealized depreciation	(12,127,261)

Net unrealized appreciation	$6,209,371

At February 28, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Contracts to Sell:	Contracts	Date	Value	Value	Gain

U.S. Treasury 2-Year Note	42	3/06	$8,607,217	$8,583,094	$24,123
U.S. Treasury 5-Year Note	396	3/06	41,909,539	41,672,813	236,726
U.S. Treasury 10-Year Note	1,123	3/06	121,730,098	121,284,000	446,098

Net Unrealized Gain on Open Futures Contracts					$706,947

At February 28, 2006, the Fund has outstanding mortgage dollar rolls with a total cost of $254,087,503.

3. Loan

At February 28, 2006, the Fund had a $100,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $100,000,000 outstanding with CHARTA, LLC (as successor by assignment to CXC, LLC) (the "Lender''). The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the Lender, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	April 28, 2006